Schedule of aging analysis of trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables	$ 17,563	$ 21,352
Not due member
IfrsStatementLineItems [Line Items]
Trade receivables		14
Past due member
IfrsStatementLineItems [Line Items]
Trade receivables	4,735	5,604
Up to3 months member
IfrsStatementLineItems [Line Items]
Trade receivables	$ 12,828	$ 15,734